Note 42	6 Months Ended
Jun. 30, 2025
Impairment or reversal of impairment of investments in joint ventures and associates [Abstract]
Disclosure of Impairment or reversal of impairment of investments in joint ventures and associates [Text Block]	Impairment or reversal of impairment of investments in joint ventures and associates
The heading “Impairment or reversal of the impairment of investments in joint ventures or associates" included a reversal of impairment of €32 million for the six months ended June 30, 2025 while for the six months ended June 30, 2024 it included a reversal of impairment of €52 million corresponding to investments in associates.